POLICYHOLDER ACCOUNT BALANCES Separate Accounts Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	$ 147,306
Balance, end of the period	114,853	$ 147,306
VUL | Protection Solutions
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	16,405	14,155
Premiums and deposits	1,115	1,060
Policy charges	(538)	(503)
Surrenders and withdrawals	(408)	(449)
Benefit payments	(111)	(188)
Investment performance (1)	(3,152)	2,455
Net transfers from (to) general account	(124)	(125)
Other charges		0
Balance, end of the period	13,187	16,405
Cash surrender value	12,893	16,069
GMxB Legacy | Legacy Segment
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	44,912	43,747
Premiums and deposits	240	225
Policy charges	(682)	(705)
Surrenders and withdrawals	(2,825)	(3,610)
Benefit payments	(702)	(818)
Investment performance (1)	(8,322)	6,091
Net transfers from (to) general account	(5)	(18)
Other charges		0
Balance, end of the period	32,616	44,912
Cash surrender value	32,320	44,603
Momentum | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	4,975	4,424
Premiums and deposits	668	788
Policy charges	(20)	(22)
Surrenders and withdrawals	(753)	(892)
Benefit payments	(14)	(11)
Investment performance (1)	(917)	688
Net transfers from (to) general account	(54)	0
Other charges		0
Balance, end of the period	3,885	4,975
Cash surrender value	3,879	4,968
EG | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	27,509	23,530
Premiums and deposits	2,104	2,014
Policy charges	(17)	(16)
Surrenders and withdrawals	(1,359)	(1,605)
Benefit payments	(60)	(63)
Investment performance (1)	(5,481)	4,014
Net transfers from (to) general account	(303)	(310)
Other charges		(55)
Balance, end of the period	22,393	27,509
Cash surrender value	22,163	27,265
IE | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	4,287	3,245
Premiums and deposits	1,035	1,048
Policy charges	(1)	(1)
Surrenders and withdrawals	(327)	(256)
Benefit payments	(34)	(24)
Investment performance (1)	(733)	407
Net transfers from (to) general account	(429)	(132)
Other charges		0
Balance, end of the period	3,798	4,287
Cash surrender value	3,704	4,199
EI | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	5,583	5,051
Premiums and deposits	124	158
Policy charges	(2)	(5)
Surrenders and withdrawals	(328)	(421)
Benefit payments	(52)	(56)
Investment performance (1)	(1,136)	859
Net transfers from (to) general account	(28)	(58)
Other charges		55
Balance, end of the period	4,161	5,583
Cash surrender value	4,129	5,547
GMxB Core | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	35,288	33,754
Premiums and deposits	1,479	1,776
Policy charges	(487)	(490)
Surrenders and withdrawals	(2,315)	(3,250)
Benefit payments	(216)	(223)
Investment performance (1)	(6,122)	3,573
Net transfers from (to) general account	145	148
Other charges		0
Balance, end of the period	27,772	35,288
Cash surrender value	26,888	34,332
Others | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	8,347
Balance, end of the period	$ 7,041	$ 8,347